SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH  MAY 1999

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		           Approx Asset
Date	         Number    Price   Value or Approx        Seller
Each   Ident   Shrs      Per      Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share   at Time of Purch       Broker

5-4     GF     13100    12.0138        14.87	      Weeden & Co.
5-5     " "     5300    12.00          14.97              " "
5-6     " "    13000    12.1168        15.20              " "
5-7     " "    12000    12.125         15.15		    " "
5-10    " "    13600    12.1255        15.05              " "
5-11    " "    13000    12.4106        15.10              " "
5-12    " "    13600    12.233         15.04              " "
5-13    " "     2800    12.1875        14.95              " "
5-17    " "    14000    11.9795        14.86              " "
5-18    " "    14400    12.2049        14.89              " "
5-19    " "    13000    12.2428        14.93              " "
5-20    " "    14400    12.50          14.98		    " "
5-21    " "    14000    12.50          14.86              " "
5-24    " "    15000    12.50          14.83              " "
5-25    " "    14500    11.9983        14.72              " "
5-26    " "    10900    11.9507        14.54              " "
5-27    " "    15000    11.8438        14.37              " "

The New Germany Fund, Inc.
    (Name of Registrant)
By Laura Weber - Assistant Treasurer
Date of Statement          6/9/99